Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Other Current Liabilities
Schedule of other current liabilities
	March 31,
	2023	2024
Advance from customers	525,638	622,178
Statutory liabilities	41,239	68,323
Other liabilities	100,152	52,565
Total	667,029	743,066